Summary of Significant Accounting Policies - Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants (Details)	Dec. 31, 2024
Expected term [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants	4.58
Volatility [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants	30.23
Risk-free interest rate [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants	4.45
Dividend yield [Member]
Schedule of Significant Unobservable Inputs Used in the Measurement of Fair Value of Warrants [Line Items]
Measurement of fair value of Warrants